Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Schedule of balances and transactions with fellow Lloyds Banking Group undertakings
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc, and fellow Group undertakings. These are included on the balance sheet as follows:

	At 30 Jun 2022 £m	At 31 Dec 2021 £m

Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	714	739
Derivative financial instruments	1,036	634
	1,750	1,373
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	1,658	1,490
Derivative financial instruments	1,122	939
Debt securities in issue	19,039	17,961
Subordinated liabilities	5,588	5,176
	27,407	25,566